Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary Compensation Table Total for Mr. Dodson	Compensation Actually Paid to Mr. Dodson (1)	Average Summary Compensation Table Total for other NEOs	Average Compensation Actually Paid to other NEOs (1)	Value of Initial Fixed $100 Investment Based On:		Financial Performance Measures ($'s in thousands):
Year					Total Shareholder Return (2)	Peer Group(3) Total Shareholder Return	Net income	Adjusted EBITDA (4)
2022	$4,717,785	$7,588,418	$1,479,626	$2,103,054	$201	$107	$3,997	$112,769
2021	5,058,691	5,758,550	1,419,852	1,553,294	124	67	1,350	109,140
2020	2,970,075	3,119,918	902,522	948,035	90	57	(134,250)	108,142

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Amounts represent compensation “actually paid” to our Principal Executive Officer ("PEO"), Mr. Dodson, and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	other NEO's
2022	Bradley J. Dodson	Carolyn J. Stone, Peter L. McCann and Allan D. Schoening
2021	Bradley J. Dodson	Carolyn J. Stone, Peter L. McCann and Allan D. Schoening
2020	Bradley J. Dodson	Carolyn J. Stone, Peter L. McCann and Allan D. Schoening

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR (the "Peer Group TSR") of the PHLX Oil Service Sector Index.
PEO Total Compensation Amount	$ 4,717,785	$ 5,058,691	$ 2,970,075
PEO Actually Paid Compensation Amount	$ 7,588,418	5,758,550	3,119,918
Adjustment To PEO Compensation, Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as set forth in the table below, in accordance with SEC rules. The dollar amounts shown do not reflect the value of compensation actually received by our NEOs during the applicable year. Instead, the dollar amounts include the values (or changes in value) of unvested and vested equity awards during the applicable year based on year-end share prices, various accounting valuation assumptions and projected performance related to our performance-based shares. "Compensation actually paid", determined in accordance with SEC rules, will generally fluctuate due to share price achievement and varying levels of projected and actual achievement of performance goals applicable to our performance-based shares. For a discussion of how our Compensation Committee assesses performance and our NEOs' pay each year, please see the Summary Compensation Table for the applicable fiscal years.

		(minus)	plus / (minus)	plus / (minus)	plus / (minus)	equals
Year	Summary Compensation Table Total	Grant Date Fair Value of Stock Awards Granted in Fiscal Year	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Year	Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	Compensation Actually Paid
Mr. Dodson
2022	$4,717,785	$(2,839,301)	$3,925,693	$1,465,192	$319,049	$7,588,418
2021	5,058,691	(2,960,437)	2,799,345	410,203	450,748	5,758,550
2020	2,970,075	(1,256,255)	1,102,392	47,291	256,415	3,119,918
Average of other NEOs
2022	$1,479,626	$(667,827)	$923,364	$305,863	$62,028	$2,103,054
2021	1,419,852	(636,429)	601,798	76,792	91,281	1,553,294
2020	902,522	(233,740)	205,110	9,255	64,888	948,035
Adjustments for stock options are not included as the NEOs do not have any outstanding options, and Civeo has not issued any options since it became an independent, publicly traded company in 2014. Adjustments for pension plans are not included as the Company does not offer a pension plan for which the NEOs are eligible.

Non-PEO NEO Average Total Compensation Amount	$ 1,479,626	1,419,852	902,522
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,103,054	1,553,294	948,035
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as set forth in the table below, in accordance with SEC rules. The dollar amounts shown do not reflect the value of compensation actually received by our NEOs during the applicable year. Instead, the dollar amounts include the values (or changes in value) of unvested and vested equity awards during the applicable year based on year-end share prices, various accounting valuation assumptions and projected performance related to our performance-based shares. "Compensation actually paid", determined in accordance with SEC rules, will generally fluctuate due to share price achievement and varying levels of projected and actual achievement of performance goals applicable to our performance-based shares. For a discussion of how our Compensation Committee assesses performance and our NEOs' pay each year, please see the Summary Compensation Table for the applicable fiscal years.

		(minus)	plus / (minus)	plus / (minus)	plus / (minus)	equals
Year	Summary Compensation Table Total	Grant Date Fair Value of Stock Awards Granted in Fiscal Year	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Year	Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	Compensation Actually Paid
Mr. Dodson
2022	$4,717,785	$(2,839,301)	$3,925,693	$1,465,192	$319,049	$7,588,418
2021	5,058,691	(2,960,437)	2,799,345	410,203	450,748	5,758,550
2020	2,970,075	(1,256,255)	1,102,392	47,291	256,415	3,119,918
Average of other NEOs
2022	$1,479,626	$(667,827)	$923,364	$305,863	$62,028	$2,103,054
2021	1,419,852	(636,429)	601,798	76,792	91,281	1,553,294
2020	902,522	(233,740)	205,110	9,255	64,888	948,035
Adjustments for stock options are not included as the NEOs do not have any outstanding options, and Civeo has not issued any options since it became an independent, publicly traded company in 2014. Adjustments for pension plans are not included as the Company does not offer a pension plan for which the NEOs are eligible.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following provides a graphical depiction of the relationships between compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with our cumulative TSR and our Peer Group TSR, for each of the three years in the period ended December 31, 2022. TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
As seen above, Civeo has delivered strong financial and operational performance leading to an increase in cumulative TSR that far exceeds its peers, returning 101% from the beginning of 2020 to the end of 2022, whereas its peers have average returns of 7% during the same time period. As the majority of PEO and non-PEO NEO compensation is at risk and tracks financial and operational performance and shareholder experience, compensation values have also seen a commensurate increase during the performance period.

Compensation Actually Paid vs. Net Income [Text Block]	The following charts compare each of our key financial results for the last three fiscal years to compensation actually paid to our PEO and, on average, to our other NEOs for each of the three fiscal years in the period ended December 31, 2022.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	As shown above, adjusted EBITDA and Net Income have followed an upward trajectory from 2020 to 2022. Net Income has risen by $135 million over the past three years. Adjusted EBITDA has also grown from $108 million to $113 million during this time period.
Tabular List [Table Text Block]	Adjusted EBITDA •Operating cash flow •Net leverage ratio •Safety - TRIR
Total Shareholder Return Amount	$ 201	124	90
Peer Group Total Shareholder Return Amount	107	67	57
Net Income (Loss)	$ 3,997,000	$ 1,350,000	$ (134,250,000)
Company Selected Measure Amount	112,769,000	109,140,000	108,142,000
PEO Name	Bradley J. Dodson	Bradley J. Dodson	Bradley J. Dodson
Additional 402(v) Disclosure [Text Block]	As discussed in the CD&A above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs' realized compensation to the achievement of our financial, operational, and strategic objectives, and to align our executive pay with changes in the value of our shareholders’ investments. The following table sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for each of the three years ended December 31, 2022.TSR represents cumulative TSR as at December 31, 2022.The following list includes the most important financial and non-financial measures used to link executive compensation and Civeo's performance during the year ended December 31, 2022.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is a non-GAAP measure. Please see the Appendix for further information including a reconciliation of Adjusted EBITDA to the nearest GAAP measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating cash flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net leverage ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Safety - TRIR
PEO [Member] | Equity Awards, Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (2,839,301)	$ (2,960,437)	$ (1,256,255)
PEO [Member] | Equity Awards, Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	3,925,693	2,799,345	1,102,392
PEO [Member] | Equity Awards, Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,465,192	410,203	47,291
PEO [Member] | Equity Awards, Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	319,049	450,748	256,415
Non-PEO NEO [Member] | Equity Awards, Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(667,827)	(636,429)	(233,740)
Non-PEO NEO [Member] | Equity Awards, Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	923,364	601,798	205,110
Non-PEO NEO [Member] | Equity Awards, Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	305,863	76,792	9,255
Non-PEO NEO [Member] | Equity Awards, Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 62,028	$ 91,281	$ 64,888